                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       DAVID L. KELLER, SR. VICE PRESIDENT
Address:    227 MAIN STREET
            EVANSVILLE, INDIANA  47708



Form 13F File Number:  28-5504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID L. KELLER
Title:      SR. VICE PRESIDENT
Phone:      812-464-9705

Signature, Place, and Date of Signing:

/s/  David L. Keller     Evansville, Indiana                    February 8, 2000
---------------------    -----------------------------------    ----------------
[Signature]              [City, State]                          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-5504                    /s/  David L. Keller
          ----------------------     --------------------------

          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE
                                              -----------------------

Form 13F Information Table Entry Total:       139
                                              -----------------------

Form 13F Information Table Value Total:       $124,078
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

         NONE
         -----         -------------------      ------------------------

          [Repeat as necessary.]

  THE NATIONAL CITY BANK OF EVANSVILLE       SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                          AS OF 12/31/1999

               ITEM 1 & 2                ITEM 3     ITEM 4          ITEM 5             ITEM 6        ITEM 7           ITEM 8
--------------------------------------- --------- ----------- ------------------------------------- --------------------------------

                                                                                     INVESTMENT
                                                    MARKET     SHARES   SH/  PUT/    DISCRETION
                               TITLE OF              VALUE       OR     PRIN CALL SOLE SHARED OTHER MANAGERS  SOLE   SHARED    NONE
ISSUER                           CLASS    CUSIP   (THOUSANDS) PRINCIPAL            (A)   (B)   (C)             (A)     (B)      (C)
A T & T Corp                      COM   001957109        970     19,082  Sh         X                         18,482    600
Abbott Laboratories Inc.          COM   002824100        488     13,450  Sh         X                         13,450
Abbott Laboratories Inc.          COM   002824100        192      5,300  Sh               X     X              1,900  3,400
Air Products & Chemicals Inc.     COM   009158106        275      8,200  Sh         X                          8,200
Alcoa Inc                         COM   013817101        687      8,275  Sh         X                          8,275
American Express Co               COM   025816109      1,530      9,200  Sh         X                          9,200
American Express Co               COM   025816109         67        400  Sh               X     X                400
American General Corp             COM   026351106      1,046     13,792  Sh         X                         13,792
American General Corp             COM   026351106          8        108  Sh               X     X                108
American Home Products Corp.      COM   026609107      1,060     26,996  Sh         X                         26,996
American Home Products Corp.      COM   026609107         27        700  Sh               X     X                400    300
American Intl. Group              COM   026874107      2,250     20,813  Sh         X                         17,648           3,165
American Intl. Group              COM   026874107        240      2,222  Sh               X     X                472  1,750
Amgen Inc                         COM   031162100        760     12,650  Sh         X                         12,650
Andrew Corp.                      COM   034425108        322     17,025  Sh         X                         17,025
Andrew Corp.                      COM   034425108          9        500  Sh               X     X                500
Applied Matls Inc                 COM   038222105        839      6,625  Sh         X                          6,625
Applied Matls Inc                 COM   038222105        114        900  Sh               X     X                       900
Atlantic Richfield Co             COM   048825103        550      6,364  Sh         X                          6,364
Atlantic Richfield Co             COM   048825103         43        500  Sh               X     X                500
Bank Of Amer Corp                 COM   060505104        731     14,560  Sh         X                         13,778             782
Bank One Corp                     COM   06423A103        251      7,849  Sh         X                          5,836  2,013
Bank One Corp                     COM   06423A103          0          0  Sh               X     X
Bell Atlantic Corporation         COM   077853109        389      6,312  Sh         X                          6,312
Bell Atlantic Corporation         COM   077853109         49        800  Sh               X     X                       800
Bell South Corporation            COM   079860102        524     11,196  Sh         X                         10,476    720
Berkshire Hathaway Inc            COM   084670108        505          9  Sh         X                              9
Bestfoods                         COM   08658U101      1,161     22,090  Sh         X                         22,090
Bestfoods                         COM   08658U101         42        800  Sh               X     X                800
Biomet, Inc                       COM   090613100      1,528     38,200  Sh         X                         38,200

  Page Totals                                         16,657

  THE NATIONAL CITY BANK OF EVANSVILLE       SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                          AS OF 12/31/1999

               ITEM 1 & 2                ITEM 3     ITEM 4          ITEM 5             ITEM 6        ITEM 7           ITEM 8
--------------------------------------- --------- ----------- ------------------------------------- --------------------------------

                                                                                     INVESTMENT
                                                    MARKET     SHARES   SH/  PUT/    DISCRETION
                               TITLE OF              VALUE       OR     PRIN CALL SOLE SHARED OTHER MANAGERS  SOLE   SHARED    NONE
ISSUER                           CLASS    CUSIP   (THOUSANDS) PRINCIPAL            (A)   (B)   (C)             (A)     (B)      (C)
Biomet, Inc                       COM   090613100         20        500  Sh               X     X                       500
BP Amoco P L C                    COM   055622104      2,723     45,908  Sh         X                         42,892  2,222      794
BP Amoco P L C                    COM   055622104        126      2,116  Sh               X     X              2,116
Bristol Myers Squibb Corp.        COM   110122108        289      3,334  Sh         X                          3,088    246
Bristol Myers Squibb Corp.        COM   110122108      1,964     30,592  Sh               X     X              2,200 28,392
Chevron Corp.                     COM   166751107        289      3,334  Sh         X                          3,088    246
Chevron Corp.                     COM   166751107        255      2,944  Sh               X     X              2,544    400
Cisco Sys Inc                     COM   17275R102      2,234     20,855  Sh         X                         20,855
Cisco Sys Inc                     COM   17275R102        664      6,200  Sh               X     X              2,200  4,000
Citigroup Inc                     COM   172967101      1,546     27,760  Sh         X                         27,760
Citigroup Inc                     COM   172967101        326      5,850  Sh               X     X              5,850
Coca Cola Co                      COM   191216100      1,561     26,800  Sh         X                         26,800
Coca Cola Co                      COM   191216100         93      1,600  Sh               X     X              1,200    400
Colgate Palmolive Co              COM   194162103        335      5,152  Sh         X                          5,152
Computer Associates Intl Inc      COM   204912109      1,133     16,200  Sh         X                         16,200
Computer Sciences Corp            COM   205363104        875      9,250  Sh         X                          9,250
Corning, Inc.                     COM   219350105        258      2,000  Sh         X                          2,000
Corning, Inc.                     COM   219350105         39        300  Sh               X     X                300
Dell Computer Corp                COM   247025109      1,625     31,854  Sh         X                         31,854
Dell Computer Corp                COM   247025109        230      4,500  Sh               X     X              2,000  2,500
Dollar General Corporation        COM   256669102        837     36,775  Sh         X                         36,775
Dollar General Corporation        COM   256669102        195      8,550  Sh               X     X              4,250  4,300
Duke Power Co.                    COM   264399106        419      8,350  Sh         X                          8,350
Duke Power Co.                    COM   264399106          1         25  Sh               X     X                        25
E.I. Du Pont & Co.                COM   263534109      2,047     31,074  Sh         X                         31,074
E.I. Du Pont & Co.                COM   263534109         40        600  Sh               X     X                600
Emerson Electric Co.              COM   291011104        927     16,150  Sh         X                         16,150
Emerson Electric Co.              COM   291011104         57      1,000  Sh               X     X                200    800
Exxon Mobil Corp                  COM   30231G102      3,956     49,100  Sh         X                         48,051    389      660
Exxon Mobil Corp                  COM   30231G102        417      5,177  Sh               X     X              2,800  2,377

  Page Totals                                         25,481

  THE NATIONAL CITY BANK OF EVANSVILLE       SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                          AS OF 12/31/1999

               ITEM 1 & 2                ITEM 3     ITEM 4          ITEM 5             ITEM 6        ITEM 7           ITEM 8
--------------------------------------- --------- ----------- ------------------------------------- --------------------------------

                                                                                     INVESTMENT
                                                    MARKET     SHARES   SH/  PUT/    DISCRETION
                               TITLE OF              VALUE       OR     PRIN CALL SOLE SHARED OTHER MANAGERS  SOLE   SHARED    NONE
ISSUER                           CLASS    CUSIP   (THOUSANDS) PRINCIPAL            (A)   (B)   (C)             (A)     (B)      (C)
Federal Nat'l Mtg. Assn.          COM   313586109        696     11,150  Sh         X                         11,150
Federal Nat'l Mtg. Assn.          COM   313586109        109      1,740  Sh               X     X                240  1,500
Fifth Third Bancorp               COM   316773100        847     11,539  Sh         X                         11,539
Fifth Third Bancorp               COM   316773100      1,809     24,659  Sh               X     X              5,591 19,068
Fiserv Inc                        COM   337738108      1,526     39,825  Sh         X                         39,825
Fiserv Inc                        COM   337738108        429     11,187  Sh               X     X              5,850  5,100      237
Ford Motor Co.                    COM   345370100        144      2,696  Sh         X                          2,696
Ford Motor Co.                    COM   345370100         60      1,120  Sh               X     X              1,120
GTE Corp                          COM   362320103        339      4,804  Sh         X                          4,508    296
GTE Corp                          COM   362320103         56        800  Sh               X     X                800
General Electric Co.              COM   369604103      9,769     63,129  Sh         X                         63,129
General Electric Co.              COM   369604103        853      5,515  Sh               X     X              2,880  2,635
General Motors Corp.              COM   370442105         56        772  Sh         X                            772
General Motors Corp.              COM   370442105        196      2,700  Sh               X     X              2,700
Gillette Co                       COM   375766102        297      7,200  Sh         X                          3,200           4,000
Gillette Co                       COM   375766102        103      2,500  Sh               X     X              2,000    500
Heinz H J Co                      COM   423074103        246      6,190  Sh         X                          6,190
Hewlett Packard Co                COM   428236103        166      1,460  Sh         X                          1,460
Hewlett Packard Co                COM   428236103         34        300  Sh               X     X                       300
Home Depot Inc.                   COM   437076102      1,619     23,550  Sh         X                         23,550
Home Depot Inc.                   COM   437076102        701     10,200  Sh               X     X              5,400  4,800
Honeywell International Inc       COM   438516106        249      4,311  Sh         X                          4,311
Intel Corp.                       COM   458140100      1,839     22,346  Sh         X                         22,346
Intel Corp.                       COM   458140100        230      2,800  Sh               X     X              1,500  1,300
International Business Machines   COM   459200101      1,877     17,401  Sh         X                         17,401
International Business Machines   COM   459200101        162      1,500  Sh               X     X              1,000    200      300
Ipalco Enterprises, Inc           COM   462613100        256     15,000  Sh         X                         15,000
Ipalco Enterprises, Inc           COM   462613100         44      2,600  Sh               X     X                     2,600
Johnson & Johnson                 COM   478160104      2,084     22,344  Sh         X                         22,344
Johnson & Johnson                 COM   478160104         75        800  Sh               X     X                       800

  Page Totals                                         26,871

  THE NATIONAL CITY BANK OF EVANSVILLE       SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                          AS OF 12/31/1999

               ITEM 1 & 2                ITEM 3     ITEM 4          ITEM 5             ITEM 6        ITEM 7           ITEM 8
--------------------------------------- --------- ----------- ------------------------------------- --------------------------------

                                                                                     INVESTMENT
                                                    MARKET     SHARES   SH/  PUT/    DISCRETION
                               TITLE OF              VALUE       OR     PRIN CALL SOLE SHARED OTHER MANAGERS  SOLE   SHARED    NONE
ISSUER                           CLASS    CUSIP   (THOUSANDS) PRINCIPAL            (A)   (B)   (C)             (A)     (B)      (C)
Keycorp                           COM   493267108        222     10,014  Sh         X                         10,014
Kimberly Clark Corp.              COM   494368103        291      4,444  Sh         X                          4,444
Kimberly Clark Corp.              COM   494368103         65      1,000  Sh               X     X                     1,000
Lilly Eli & Co                    COM   532457108        462      6,950  Sh         X                          6,950
Linear Technology Corp            COM   535678106        474      6,625  Sh         X                          6,625
Lucent Technologies Inc           COM   549463107      1,016     13,548  Sh         X                         11,344           2,024
MCI Worldcom Inc                  COM   55268B106      1,600     30,150  Sh         X                         30,150
MCI Worldcom Inc                  COM   55268B106        259      4,875  Sh               X     X              1,800  3,075
Medtronic Inc.                    COM   585055106        793     21,750  Sh         X                         21,750
Medtronic Inc.                    COM   585055106        175      4,800  Sh               X     X              2,000  2,800
Merck & Co Inc                    COM   589331107        372      5,544  Sh         X                          5,544
Merck & Co Inc                    COM   589331107         13        200  Sh               X     X                       200
Minnesota Mining & Mfg. Co.       COM   604059105        799      8,162  Sh         X                          8,162
National City Bancshares Inc.     COM   635313109     18,589    739,848  Sh         X                        654,149          85,698
National City Bancshares Inc.     COM   635313109      3,058    121,702  Sh               X     X            113,651  4,686    3,370
Old Natl Bancorp Evansville Ind   COM   680033107        843     25,975  Sh         X                         20,089  5,886
Old Natl Bancorp Evansville Ind   COM   680033107         29        880  Sh               X     X                871      9
Paychex Inc                       COM   704326107        478     11,950  Sh         X                         11,950
Pepsico Inc                       COM   713448108      2,146     60,893  Sh         X                         54,193  3,700    3,000
Pepsico Inc                       COM   713448108        212      6,000  Sh               X     X              3,200  2,800
Pfizer Inc                        COM   717081103      2,462     75,903  Sh         X                         75,903
Pfizer Inc                        COM   717081103        253      7,800  Sh               X     X              2,300  5,500
Philip Morris Companies Inc.      COM   718154107        294     12,775  Sh         X                         12,775
Philip Morris Companies Inc.      COM   718154107         97      4,200  Sh               X     X                300  3,900
Procter & Gamble Co               COM   742718109      1,348     12,303  Sh         X                         12,303
Procter & Gamble Co               COM   742718109        241      2,200  Sh               X     X                800  1,400
Quaker Oats Co                    COM   747402105        263      4,000  Sh         X                          4,000
Royal Dutch Petroleum Company     COM    78257804        501      8,280  Sh         X                          8,280
SBC Communications Inc            COM   78387G103      3,313     67,965  Sh         X                         62,358  4,754      853
SBC Communications Inc            COM   78387G103        166      3,400  Sh               X     X                800  2,600

  Page Totals                                         40,834

  THE NATIONAL CITY BANK OF EVANSVILLE       SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                          AS OF 12/31/1999

               ITEM 1 & 2                ITEM 3     ITEM 4          ITEM 5             ITEM 6        ITEM 7           ITEM 8
--------------------------------------- --------- ----------- ------------------------------------- --------------------------------

                                                                                     INVESTMENT
                                                    MARKET     SHARES   SH/  PUT/    DISCRETION
                               TITLE OF              VALUE       OR     PRIN CALL SOLE SHARED OTHER MANAGERS  SOLE   SHARED    NONE
ISSUER                           CLASS    CUSIP   (THOUSANDS) PRINCIPAL            (A)   (B)   (C)             (A)     (B)      (C)
Schering Plough Corp              COM   806605101        350      6,250  Sh         X                          8,250
Schering Plough Corp              COM   806605101         59      1,400  Sh               X     X              1,400
Schlumberger Ltd                  COM   806857108        935     16,665  Sh         X                         16,665
Sigcorp Inc                       COM   826912107      1,563     68,723  Sh         X                         57,075 11,648
Sigcorp Inc                       COM   826912107        357     15,679  Sh               X     X             15,277    402
Staples Inc                       COM   855030102      1,241     59,800  Sh         X                         59,800
Sysco Corp                        COM   871829107        722     18,250  Sh         X                         18,250
Sysco Corp                        COM   871829107         24        600  Sh               X     X                600
Tyco Intl Ltd New                 COM   902124106      1,158     29,702  Sh         X                         29,702
Tyco Intl Ltd New                 COM   902124106        164      4,200  Sh               X     X              2,000  2,200
United Technologies Co.           COM   913017109      1,629     25,056  Sh         X                         25,056
United Technologies Co.           COM   913017109        221      3,400  Sh               X     X              1,200  2,200
Vodafone Airtouch PLC             COM   92857T107      1,905     38,489  Sh         X                         37,949             540
Vodafone Airtouch PLC             COM   92857T107         99      2,000  Sh               X     X              1,000  1,000
Wal-Mart Stores Inc               COM   931142103        594      8,596  Sh         X                          6,596           2,000
Wal-Mart Stores Inc               COM   931142103         41        600  Sh               X     X                       600
Warner Lambert Co                 COM   934488107      1,276     15,570  Sh         X                         15,570
Wells Fargo & Co New              COM   949746101      1,667     41,231  Sh         X                         41,231
Wells Fargo & Co New              COM   949746101        230      5,700  Sh               X     X              1,800  3,900

  Page Totals                                         14,235

  Final Totals                                       124,078